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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Schedule of Investments.

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2013

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (14.8% of investment fair value)
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	$350,000	$328,573
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	465,205
Galesburg-Augusta, Michigan, Community Schools, 5%, May 2014 (National FGIC insured, Q-SBLF enhanced)	100,000	101,511
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	414,940
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	345,862
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	260,987
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	475,360
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	424,212
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	693,121
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	228,519

	3,700,000	3,738,290

All Other States and Territories (81.5% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	375,000	376,916
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	259,100
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	365,536
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	170,000	194,305
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	31,608
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	527,460
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	435,792
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	403,616
Collier County, Florida, School Board Certificates of Participation, 4.625%. February 2026 (AGM insured)	425,000	441,469
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	470,000	491,766
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	517,055
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	538,930
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	420,810
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	365,792
Hawaii State, 5.5%, August 2028	500,000	563,340
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	474,051
Illinois Finance Authority, 4%, October 2033	250,000	226,803
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	766,815
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	544,160
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	487,315
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	998,956

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2013

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	$500,000	$534,815
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	225,720
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	237,463
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	322,215
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	254,135
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	350,000	393,477
New Jersey State, Various Purpose, 4.5%, April 2021 (AMBAC insured)*	350,000	353,591
West Morris, New Jersey, Regional High School District, 5%, May 2024 (National insured, School Bond Reserve guaranteed)	100,000	101,564
New York, New York, Series O, 5%, June 2022 (CIFG insured)	250,000	266,617
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	78,401
New York, New York, Series M, 5%, April 2025 (FGIC insured)**	315,000	326,983
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	513,120
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	562,825
New York State Mortgage Agency, 3.1%, April 2028	200,000	171,822
New York State Dormitory Authority, Series F, 5%, March 2020 (AGM insured)	95,000	100,425
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	510,735
North Dakota State, Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	270,000	273,305
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	499,129
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	650,360
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	417,132
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	475,969
Crosby, Texas, Independent School District, 5%, February 2043	250,000	263,453
Dallas, Texas, 4.75%, February 2026	250,000	262,500
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	627,124
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	421,864
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	261,070
Virginia College, Building Authority, Series B, 4%, February 2028	250,000	253,268
University of Washington, Revenue, 4.5%, April 2035	330,000	332,006
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	384,257
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	313,024
Washington State Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	258,918
Washington State Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	250,000	255,362
Washington State Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	248,786

	19,995,000	20,583,030

Total bonds	23,695,000	24,321,320
Money Market Fund (2.5%)
Goldman Sachs Financial Square Tax-Free Money Market	636,669	636,669

Total investment portfolio	$24,331,669	24,957,989

Other assets less liabilities (1.2%)		311,355

Net assets (100%)		$25,269,344

Keyco Bond Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2013

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.
**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). On June 28, 2012, the New York Supreme Court signed a Rehabilitation Order appointing a Rehabilitator of FGIC. No assurance can be given at this time as to whether, when, or to what extent any claims may be paid.

Notes to Investment Portfolio:

On December 31, 2013, the cost on a tax basis of investments in securities was $24,274,528. Net unrealized appreciation totaled $46,792 of which $628,317 related to appreciated securities and $581,525 related to depreciated securities.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds	$—	$24,321,320	$—
Money market fund	636,669	—	—

Total	$636,669	$24,321,320	$—

Item 2. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure control and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 3. Exhibits.

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 28, 2014

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: January 28, 2014

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.